Note 18 - Financial instruments (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Fair Value, by Balance Sheet Grouping [Table Text Block]
	December 31
	2017		2016
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Assets
Cash and cash equivalents	$28,520	$28,520	$31,332	$31,332
Restricted cash	35	35	32	32
Short-term investments	17,601	17,601	21,532	21,532